                        [LOGO OF PROFUNDS APPEARS HERE]


Bull ProFund

UltraBull ProFund

Bear ProFund                                 [ARTWORK APPEARS HERE]

UltraBear ProFund

UltraOTC ProFund

Money Market ProFund




Annual Report

December 31, 1997

                                   ProFunds
                               Table of Contents

================================================================================

          Letter to Shareholders....................................2

          ProFunds

            Schedules of Portfolio of Investments...................3

            Statements of Assets and Liabilities....................7

            Statements of Operations................................9

            Statements of Changes in Net Assets....................11

            Financial Highlights...................................13

            Notes to Financial Statements..........................15

            Report of Independent Accountants......................22


          Cash Management Portfolio

            Schedule of Portfolio of Investments...................23

            Statement of Assets and Liabilities....................28

            Statement of Operations................................28

            Statement of Changes in Net Assets.....................29

            Financial Highlights...................................29

            Notes to Financial Statements..........................30

            Report of Independent Accountants......................31

Dear ProFund Shareholders,

It is with great pleasure that we present to you the first Annual Report to Shareholders, of the ProFunds.

We are very gratified with the early progress of the ProFunds, In a little over one month since we commenced investment activities on November 26, 1997, assets of the ProFunds grew to $12,210,421 at December 31, 1997. Most importantly, while our start up period was marked by substantial volatility in the domestic and international markets, the ProFunds achieved high correlation to their benchmarks.

Thank you for your confidence in the ProFunds' management team during our introduction. In 1998 we look forward to continue providing you, our shareholders, with the investment tools and flexibility that allow you to pursue your investment objectives.

If you have any questions feel free to call us at 888-776-3637.

Sincerely,

/s/ Michael L. Sapir

Michael L. Sapir
Chairman

BULL PROFUND
Schedule of Portfolio Investments
December 31, 1997

Total Investments (Cost $0)   -   0.0%                                                                                $           0
Other assets in excess of liabilities   100.0%                                                                               46,291
                                                                                                                             ------
TOTAL NET ASSETS   -   100.0%                                                                                          $     46,291
                                                                                                                             ======

---------------
Percentages indicated are based on net assets of $46,291.

                                                                                                                            Market
                                                                                                        Contracts           Value
                                                                                                        ---------           -----
Futures Purchased - 105.8%
S&P 500 Mini Future Contract expiring March 1998                                                             1         $     48,955
                                                                                                                             ------
Total Futures (Cost $48,700)                                                                                           $     48,955
                                                                                                                             ======

ULTRABULL PROFUND
Schedule of Portfolio Investments
December 31, 1997

                                                                                                                           Market
                                                                                                         Shares            Value
                                                                                                         ------            -----
Options Purchased - 42.5%
S&P 500 Call Option expiring January 1998 @ 690                                                             40       $    2,891,000
S&P 500 Call Option expiring March 1998 @ 700                                                               10              697,750
                                                                                                                          ---------
Total Options Purchased (Cost $3,541,500)                                                                                 3,588,750
                                                                                                                          ---------

Total Investments (Cost $3,541,500) (a)   -   42.5%                                                                       3,588,750
Other assets in excess of liabilities   57.5%                                                                             4,849,287
                                                                                                                          ---------
TOTAL NET ASSETS   -   100.0%                                                                                        $    8,438,037
                                                                                                                          =========

---------------
Percentages indicated are based on net assets of $8,438,037.

                                                                                                                          Market
                                                                                                        Contracts         Value
                                                                                                        ---------         -----
Futures Purchased - 34.8%
S&P 500 Future Contract expiring March 1998                                                                 12       $    2,937,300
                                                                                                                          ---------
Total Futures (Cost $2,937,960)                                                                                      $    2,937,300
                                                                                                                          =========

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized Appreciation                 $  59,750
               Unrealized Depreciation                   (12,500)
                                                       ---------
               Net Unrealized Appreciation             $  47,250
                                                       =========

BEAR PROFUND
Schedule of Portfolio Investments
December 31, 1997

Total Investments (Cost $0)   -   0.0%                                                                              $             0
Other assets in excess of liabilities   100.0%                                                                            2,516,422
                                                                                                                          ---------
TOTAL NET ASSETS   -   100.0%                                                                                        $    2,516,422
                                                                                                                          =========

---------------
Percentages indicated are based on net assets of $2,516,422.

                                                                                                                           Market
                                                                                                        Contracts          Value
                                                                                                        ---------          -----
Futures Sold - 89.5%
S&P 500 Future Contract expiring March 1998                                                                  9       $  (2,202,975)
S&P 500 Mini Future Contract expiring March 1998                                                             1             (48,955)
                                                                                                                        -----------
Total Futures (Cost ($2,252,363))                                                                                    $  (2,251,930)
                                                                                                                        ===========

ULTRAOTC PROFUND
Schedule of Portfolio Investments
December 31, 1997

                                                                                                                            Market
                                                                                                         Shares             Value
                                                                                                         ------             -----
Options Purchased - 24.9%
Nasdaq Call Option expiring January 1998 @ 840                                                              14         $    229,110
                                                                                                                            -------
Total Options Purchased (Cost $246,470)                                                                                     229,110
                                                                                                                            -------


Total Investments (Cost $246,470) (a)   -   24.9%                                                                           229,110
Other assets in excess of liabilities   75.1%                                                                               691,058
                                                                                                                            -------
TOTAL NET ASSETS   -   100.0%                                                                                          $    920,168
                                                                                                                            =======

---------------
Percentages indicated are based on net assets of $920,168.

                                                                                                                            Market
                                                                                                        Contracts           Value
                                                                                                        ---------           -----
Futures Purchased - 54.5%
Nasdaq 100 Future Contract expiring March 1998                                                               5         $   501,375
                                                                                                                           -------
Total Futures (Cost $503,775)                                                                                          $   501,375
                                                                                                                           =======

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

           Unrealized Appreciation                            $      0
           Unrealized Depreciation                             (17,360)
                                                             ----------
           Net Unrealized Depreciation                        $(17,360)
                                                              =========

ProFunds
Statements of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

                                                                                   Bull         UltraBull         Bear
                                                                                  ProFund        ProFund         ProFund
                                                                               -----------   -------------    ------------
Assets:
Investments at value (cost $0, $3,541,500, and $0,                            $        ---  $    3,588,750   $         ---
           respectively)
Investment in Cash Management Portfolio at value                                       ---             ---             ---
Cash                                                                                 2,339          21,049          22,860
Net variation margin on open future contracts                                        2,513             ---         115,575
Receivable for investments sold                                                     41,501       4,831,882       2,490,049
Receivable from Investment Advisor                                                  14,263          22,607          22,399
Variation margin receivable                                                            ---             ---             528
Prepaid registration costs                                                          15,522          15,522          15,522
Deferred organization costs                                                         13,278          13,248          13,493
                                                                                -----------   -------------    ------------
           Total Assets                                                             89,416       8,493,058       2,680,426
                                                                                -------------------------------------------

Liabilities:
Payable to broker for investments purchased                                            ---             ---             ---
Payable for capital shares redeemed                                                    ---             ---             ---
Payable to broker for net variation margin on
           open future contracts                                                        10             985         112,590
Dividend payable                                                                       ---             ---             ---
Payable to Investment Advisor and Administrator                                     23,355          23,355          23,355
Accrued:
      Audit fees                                                                     1,700           1,700           1,700
      Custodian fees                                                                   550             550             200
      Fund accounting fees                                                              75              75              20
      Insurance fees                                                                   283             317              10
      Legal fees                                                                       393           8,737           8,621
      Registration & filing fees                                                        14           2,557             763
      Printing fees                                                                  2,120           2,120           2,120
      Transfer agent fees                                                              508             508             508
      Trustee fees                                                                     517             517             517
      Organization costs                                                            13,500          13,500          13,500
      Other expenses                                                                   100             100             100
                                                                                -----------   -------------    ------------
           Total Liabilities                                                        43,125          55,021         164,004
                                                                                -----------   -------------    ------------
Net Assets                                                                    $     46,291  $    8,438,037   $   2,516,422
                                                                                ===========   =============    ============
Shares of beneficial interest outstanding                                            4,680         819,899         251,585
                                                                                ===========   =============    ============
Net Asset Value Per Share                                                     $       9.89  $        10.29   $       10.00
                                                                                ===========   =============    ============

Net Assets consist of:
Paid-in Capital                                                               $     46,797  $    8,415,279   $   2,515,852
Accumulated undistributed net investment income                                         85           1,899             ---
Net unrealized appreciation/(depreciation) on investments
           and future contracts                                                        255          46,590             433
Accumulated undistributed net realized gains (losses) on
           investment transactions                                                    (846)        (25,731)            137
                                                                                ===========   =============    ============
Net Assets                                                                    $     46,291  $    8,438,037   $   2,516,422
                                                                                ===========   =============    ============
Net Assets
      Investor Shares                                                         $     46,281  $    6,043,740   $   2,516,412
      Service Shares                                                                    10       2,394,297              10
                                                                                -----------   -------------    -----------
Total Net Assets                                                              $     46,291  $    8,438,037   $   2,516,422
                                                                                ===========   =============    ===========

Shares Outstanding
      Investor Shares                                                                4,679         587,296         251,584
      Service Shares                                                                     1         232,603               1
                                                                                -----------   -------------    ------------
Total Shares Outstanding                                                             4,680         819,899         251,585
                                                                                ===========   =============    ============

Net Asset Value
      Investor Shares                                                         $       9.89  $        10.29  $        10.00
                                                                                ===========   =============    ============
      Service Shares                                                          $       9.89  $        10.29  $        10.00
                                                                                ===========   =============    ============



              See accompanying notes to the financial statements.

ProFunds
Statements of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------


                                                                                -----------------------------------------------
                                                                                  UltraBear       UltraOTC        Money Market
                                                                                   ProFund         ProFund          ProFund
                                                                                --------------   -------------  ---------------
Assets:
Investments at value (cost $0, $246,470, and $0,                               $        ---  $      229,110   $          ---
           respectively)
Investment in Cash Management Portfolio at value                                        ---             ---          291,594
Cash                                                                                    170         589,809              ---
Net variation margin on open future contracts                                         5,025             ---
Receivable for investments sold                                                         ---         343,864              ---
Receivable from Investment Advisor                                                   23,969          17,348           19,938
Variation margin receivable                                                             ---           4,975              ---
Prepaid registration costs                                                           15,522          15,522           15,522
Deferred organization costs                                                          13,433          13,278           13,167
                                                                                 -----------   -------------    -------------
           Total Assets                                                              58,119       1,213,906          340,221
                                                                                -----------------------------------------------




Liabilities:
Payable to broker for investments purchased                                             ---         246,545              ---
Payable for capital shares redeemed                                                   1,542             ---              ---
Payable to broker for net variation margin on
           opern future contracts                                                     2,710             ---              ---
Dividend payable                                                                        ---             ---              293
Payable to Investment Advisor and Administrator                                      23,355          23,355           23,355

Accrued:
      Audit fees                                                                      1,700           1,700            1,000
      Custodian fees                                                                    550             550              180
      Fund accounting fees                                                               75              75              ---
      Insurance fees                                                                     90             283              540
      Legal fees                                                                     11,321           4,397            8,101
      Registration & filing fees                                                        ---              88              572
      Printing fees                                                                   2,120           2,120            2,025
      Transfer agent fees                                                               508             508              508
      Trustee fees                                                                      517             517              495
      Organization costs                                                             13,500          13,500           13,500
      Other expenses                                                                    100             100              180
                                                                                 -----------   -------------    -------------
           Total Liabilities                                                         58,088         293,738           50,749
                                                                                 -----------   -------------    -------------
Net Assets                                                                     $         31  $      920,168   $      289,472
                                                                                 ===========   =============    =============
Shares of beneficial interest outstanding                                                 3         110,079          289,475
                                                                                 ===========   =============    =============
Net Asset Value Per Share                                                      $      10.35  $         8.36   $         1.00
                                                                                 ===========   =============    =============



Net Assets consist of:
Paid-in Capital                                                                $         31  $    1,806,320   $      289,475
Accumulated undistributed net investment income                                         ---             654              ---
Net unrealized appreciation/(depreciation) on investments
           and future contracts                                                         ---         (19,760)             ---
Accumulated undistributed net realized gains (losses) on
           investment transactions                                                      ---        (867,046)              (3)
                                                                                 ===========   =============    =============
Net Assets                                                                     $         31  $      920,168   $      289,472
                                                                                 ===========   =============    =============
Net Assets
      Investor Shares                                                          $         21  $      256,184   $      286,962
      Service Shares                                                                     10         663,984            2,510
                                                                                 -----------   -------------    -------------
Total Net Assets                                                               $         31  $      920,168   $      289,472
                                                                                 ===========   =============    =============


Shares Outstanding
      Investor Shares                                                                     2          30,651          286,964
      Service Shares                                                                      1          79,428            2,511
                                                                                 -----------   -------------    -------------
Total Shares Outstanding                                                                  3         110,079          289,475
                                                                                 ===========   =============    =============


Net Asset Value
      Investor Shares                                                          $      10.36  $         8.36   $         1.00
                                                                                 ===========   =============    =============
      Service Shares                                                           $      10.35  $         8.36   $         1.00
                                                                                 ===========   =============    =============


              See accompanying notes to the financial statements.

ProFunds
Statements of Operations
--------------------------------------------------------------------------------

                                                                                    Bull            UltraBull            Bear
                                                                                  ProFund            ProFund            ProFund
                                                                              --------------    ---------------     --------------
                                                                                December 2,       November 28,       December 31,
                                                                                  1997 to            1997 to            1997 to
                                                                                December 31,      December 31,       December 31,
                                                                                  1997 (a)          1997 (a)           1997 (a)
                                                                              --------------    ---------------     --------------
Investment Income:
       Interest                                                             $           167   $          8,090    $           ---
       Investment Income allocated from Cash Management Portfolio                       ---                ---                ---
                                                                              --------------    ---------------     --------------
             Total Income                                                               167              8,090                ---
                                                                              --------------    ---------------     --------------


Expenses:
       Advisory fee                                                                      28              1,609                 52
       Administration fee                                                                 6                322                 10
       Management service fee                                                             6                322                 10
       Shareholder service fee (Service Shares)                                         ---                773                  -
       Audit fees                                                                     1,700              1,700              1,700
       Custodian fees                                                                   550                550                200
       Fund accounting fees                                                              76                139                 22
       Insurance fees                                                                   283                317                 10
       Legal fees                                                                       393              8,737              8,621
       Registration & filing fees                                                     7,847             10,390              8,596
       Printing fees                                                                  2,120              2,120              2,120
       Transfer agent fees                                                            2,591              2,591                508
       Trustees' fees                                                                   517                517                517
       Organization costs                                                               222                252                  7
       Other expenses                                                                   100                605                100
                                                                              --------------    ---------------     --------------
             Total expenses before waivers/reimbursements by Investment
               Advisor and Administrator                                             16,439             30,944             22,473

             Less expenses waived/reimbursed by Investment
               Advisor and Administrator                                            (16,387)           (27,781)           (22,473)
                                                                              --------------    ---------------     --------------
             Net expenses                                                                52              3,163                ---
                                                                              --------------    ---------------     --------------
Net investment income/(loss)                                                            115              4,927                ---
                                                                              --------------    ---------------     --------------

Realized/Unrealized Gains(Losses) on Investments:
       Net realized gain/(loss) on
             investment transactions                                                    ---           (647,812)                97
       Net realized gain/(loss) on
             future transactions                                                       (846)           655,340                 40
       Net change in unrealized appreciation/(depreciation) on
             investment transactions                                                    ---             47,250                ---
       Net change in unrealized appreciation/(depreciation) on
             future transactions                                                        255               (660)               433
                                                                              --------------    ---------------     --------------
Net realized/unrealized gains on investments                                           (591)            54,118                570
                                                                              --------------    ---------------     --------------
Change in net assets resulting from operations                              $          (476)  $         59,045    $           570
                                                                              ==============    ===============     ==============

       (a)  Period from commencement of operations.

              See accompanying notes to the financial statements.

ProFunds
Statements of Operations
--------------------------------------------------------------------------------

                                                                                UltraBear            UltraOTC         Money Market
                                                                                 ProFund              ProFund           ProFund
                                                                              ---------------     --------------    -------------
                                                                               December 23,         December 2,      November 17,
                                                                                  1997 to             1997 to          1997 to
                                                                               December 31,        December 31,      December 31,
                                                                                 1997 (a)            1997 (a)          1997 (a)
                                                                              ---------------     --------------    -------------
Investment Income:
       Interest                                                              $          3,525    $        2,973   $          ---
       Investment Income allocated from Cash Management Portfolio                         ---               ---           15,685
                                                                               ---------------     -------------    -------------
             Total Income                                                               3,525             2,973           15,685
                                                                               ---------------     -------------    -------------

Expenses:
       Advisory fee                                                                       615               751              ---
       Administration fee                                                                 123               150              422
       Management service fee                                                             123               150              984
       Shareholder service fee (Service Shares)                                             -               379              ---
       Audit fees                                                                       1,700             1,700            1,000
       Custodian fees                                                                     550               550              180
       Fund accounting fees                                                                99               105              ---
       Insurance fees                                                                      90               283              540
       Legal fees                                                                      11,321             4,397            8,101
       Registration & filing fees                                                       7,833             7,921            8,405
       Printing fees                                                                    2,120             2,120            2,025
       Transfer agent fees                                                              1,133             2,591            3,632
       Trustees' fees                                                                     517               517              495
       Organization costs                                                                  67               222              333
       Other expenses                                                                     280               375              180
                                                                               ---------------     -------------    -------------
             Total expenses before waivers/reimbursements by Investment
               Advisor and Administrator                                               26,571            22,211           26,297
             Less expenses waived/reimbursed by Investment
               Advisor and Administrator                                              (25,479)          (20,890)         (24,468)
                                                                               ---------------     -------------    -------------
             Net expenses                                                               1,092             1,321            1,829
                                                                               ---------------     -------------    -------------
Net investment income/(loss)                                                            2,433             1,652           13,856
                                                                               ---------------     -------------    -------------

Realized/Unrealized Gains(Losses) on Investments:
       Net realized gain/(loss) on
             investment transactions                                                      ---          (159,586)              (3)
       Net realized gain/(loss) on
             future transactions                                                      167,320          (707,460)             ---
       Net change in unrealized appreciation/(depreciation) on
             investment transactions                                                      ---           (17,360)             ---
       Net change in unrealized appreciation/(depreciation) on
             future transactions                                                          ---            (2,400)             ---
                                                                               ---------------     -------------    -------------
Net realized/unrealized gains on investments                                          167,320          (886,806)              (3)
                                                                               ---------------     -------------    -------------
Change in net assets resulting from operations                               $        169,753    $     (885,154)  $       13,853
                                                                               ===============     =============    =============

       (a) Period from commencement of operations.



                See accompanying notes to financial statements.


ProFunds
Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------



                                                                                            Bull         UltraBull          Bear
                                                                                          ProFund         ProFund         ProFund
                                                                                      ---------------------------------------------
                                                                                        December 2,     November 28,    December 31
                                                                                          1997 to         1997 to         1997 to
                                                                                        December 31,    December 31,    December 31
                                                                                          1997 (a)        1997 (a)        1997 (a)
                                                                                      --------------  --------------  -------------
Increase (decrease) in net assets:
       Operations:
             Net investment income/(loss)                                           $            115  $        4,927  $        ---
             Net realized gain/(loss) on investment transactions                                (846)          7,528           137
             Net change in unrealized appreciation/(depreciation) on investments                 255          46,590           433
                                                                                      ---------------  --------------  ------------
Change in net assets resulting from operations                                                  (476)         59,045           570
                                                                                      ---------------  --------------  ------------

Distributions to shareholders
       Investor Shares:
       Net investment income                                                                     ---             ---           ---
                                                                                      ---------------  --------------  ------------
             Net decrease in net assets resulting from distributions                             ---             ---           ---
                                                                                      ---------------  --------------  ------------

Increase from capital share transactions:
       Proceeds from sales of shares                                                          99,897      17,466,796     2,515,852
       Issued on reinvestment of distributions                                                   ---             ---           ---
       Cost of shares redeemed                                                               (53,130)     (9,087,804)          ---
                                                                                      ---------------  --------------  ------------
       Net increase (decrease) in net assets from capital share transactions                  46,767       8,378,992     2,515,852
                                                                                      ---------------  --------------  ------------

Total increase (decrease) in net assets                                                       46,291       8,438,037     2,516,422

Net assets:
       Beginning of period                                                                       ---             ---           ---
                                                                                      ===============  ==============  ============
       End of period                                                                $         46,291  $    8,438,037  $  2,516,422
                                                                                      ===============  ==============  ============

------------------------------------------------------------------

       (a) Period from commencement of operations.

              See accompanying notes to the financial statements.

ProFunds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   UltraBear       UltraOTC         Money Market
                                                                                    ProFund         ProFund           ProFund
                                                                                -------------------------------------------------
                                                                                  December 23,    December 2,       November 17,
                                                                                    1997 to         1997 to           1997 to
                                                                                  December 31,   December 31,       December 31,
                                                                                    1997 (a)       1997 (a)           1997 (a)
                                                                                -------------    ------------    ----------------
Increase (decrease) in net assets:
       Operations:
             Net investment income/(loss)                                     $        2,433    $      1,652    $       13,856
             Net realized gain/(loss) on investment transactions                     167,320        (867,046)               (3)
             Net change in unrealized appreciation/(depreciation) on
             investments                                                                 ---         (19,760)              ---
                                                                              --------------    ------------    --------------

Change in net assets resulting from operations                                       169,753        (885,154)           13,853
                                                                              --------------    ------------    --------------

Distributions to shareholders
       Investor Shares:
       Net investment income                                                             ---             ---           (13,856)
                                                                              --------------    ------------    --------------
             Net decrease in net assets resulting from distributions                     ---             ---           (13,856)
                                                                              --------------    ------------    --------------

Increase from capital share transactions:
       Proceeds from sales of shares                                               4,806,030       9,874,239         5,454,779
       Issued on reinvestment of distributions                                           ---             ---             5,771
       Cost of shares redeemed                                                    (4,975,752)     (8,068,917)       (5,171,075)
                                                                              --------------    ------------    --------------
       Net increase (decrease) in net assets from capital share
       transactions                                                                 (169,722)      1,805,322           289,475
                                                                              --------------    ------------    --------------

Total increase (decrease) in net assets                                                   31         920,168           289,472

Net assets:
       Beginning of period                                                               ---             ---               ---
                                                                              --------------    ------------    --------------
       End of period                                                          $           31    $    920,168    $      289,472
                                                                              ==============    ============    ==============

------------------------------------------------------------------

       (a) Period from commencement of operations.

              See accompanying notes to the financial statements.

ProFunds
Financial Highlights
--------------------------------------------------------------------------------
Investor Class

                                                                               Bull          UltraBull         Bear
                                                                             ProFund          ProFund        ProFund
                                                                          --------------  --------------  --------------
                                                                           December 2,      November 28,   December 31,
                                                                             1997 to          1997 to        1997 to
                                                                           December 31,     December 31,   December 31,
                                                                             1997 (a)         1997 (a)       1997 (a)
                                                                          --------------  --------------   -------------
Net asset value, beginning of period                                    $         10.00   $      10.00   $        10.00
                                                                          --------------  --------------   -------------

Income from investment operations:
     Net investment income/(loss)                                                  0.02           0.01            ---
     Net realized and unrealized gain/(loss) on
           investments                                                            (0.13)          0.28            ---
                                                                          --------------  --------------   -------------
     Total from investment operations                                             (0.11)          0.29            ---
                                                                          --------------  --------------   -------------

Distributions to shareholders from:
     Net investment income                                                          ---           ---             ---
                                                                          --------------  --------------   -------------

Net asset value, end of period                                            $        9.89   $       10.29    $      10.00
                                                                          ==============  ==============   =============

Total return                                                                     (1.10%)(b)       2.90%(b)        0.00%(b)

Ratios/Supplemental Data:
Net assets, end of period                                               $        46,281     $ 6,043,740    $  2,516,412
Ratio of expenses to average net assets                                           1.33%(c)        1.33%(c)        0.00%(c)
Ratio of net investment income/(loss) to average net assets                       2.97%(c)        2.26%(c)        0.00%(c)
Ratio of expenses to average net assets*                                        423.48%(c)       12.69%(c)      325.97%(c)
Ratio of net investment income/(loss) to average net assets*                   (419.18%)(c)      (9.10%)(c)    (325.97%)(c)




                                                                        -----------------------------------------------------

                                                                            UltraBear           UltraOTC         Money Market
                                                                             ProFund            ProFund             ProFund
                                                                          -----------     ---------------     ---------------
                                                                           December 23,       December 2,        November 17,
                                                                             1997 to            1997 to             1997 to
                                                                           December 31,       December 31,       December 31,
                                                                             1997 (a)           1997 (a)           1997 (a)
                                                                         --------------   ----------------    ---------------
Net asset value, beginning of period                                     $     10.00      $       10.00       $        1.00
                                                                         --------------   --------------      ---------------

Income from investment operations:
     Net investment income/(loss)                                            1216.50(e)            0.06               0.006
     Net realized and unrealized gain/(loss) on
           investments                                                      (1216.14)(e)          (1.70)                ---
                                                                         --------------   --------------      ---------------
     Total from investment operations                                           0.36              (1.64)              0.006
                                                                         --------------   --------------      ---------------

Distributions to shareholders from:
     Net investment income                                                       ---                ---              (0.006)
                                                                         --------------   --------------      ---------------

Net asset value, end of period                                           $     10.36      $        8.36       $        1.00
                                                                         ==============   ==============      ===============

Total return                                                                   3.60%(b)         (16.40%)(b)           0.61%(b)

Ratios/Supplemental Data:
Net assets, end of period                                                $        21        $   256,184        $    286,962
Ratio of expenses to average net assets                                        1.33%(c)           1.07%(c)            0.83%(c),(d)
Ratio of net investment income/(loss) to average net assets                    2.97%(c)           2.73%(c)            4.92%(c)
Ratio of expenses to average net assets*                                      32.39%(c)          21.74%(c)            9.52%(c),(d)
Ratio of net investment income/(loss) to average net assets*                 (28.09%)(c)        (17.94%)(c)          (3.77%)(c)

-----------------------------
      * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
     (a)   Period from commencement of operations.
     (b)   Not annualized.
     (c)   Annualized.
     (d) The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.
     (e) The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales of purchases of fund shares in relation to fluctuating market values during the period.

              See accompanying notes to the financial statements.

ProFunds
Financial Highlights
--------------------------------------------------------------------------------
Service Class

                                                                    Bull                 UltraBull                 Bear
                                                                  ProFund                 ProFund                 ProFund
                                                              ----------------        ----------------       -----------------
                                                                 December 2,            November 28,           December 31,
                                                                  1997 to                 1997 to                 1997 to
                                                                December 31,            December 31,           December 31,
                                                                  1997 (a)                 1997 (a)               1997 (a)
                                                              ----------------        ----------------       -----------------
Net asset value, beginning of period                        $           10.00       $           10.00       $           10.00
                                                              ----------------        ----------------       -----------------

Income from investment operations:
      Net investment income/(loss)                                        ---                    0.01                     ---
      Net realized and unrealized gain/(loss) on
             investments                                                (0.11)                   0.28                     ---
                                                              ----------------        ----------------       -----------------
      Total from investment operations                                  (0.11)                   0.29                     ---
                                                              ----------------        ----------------       -----------------

Distributions to shareholders from:
      Net investment income                                               ---                     ---                     ---
      Net realized gain on investments                                    ---                     ---                     ---
                                                              ----------------        ----------------       -----------------
      Total distributions to shareholders                                 ---                     ---                     ---
                                                              ----------------        ----------------       -----------------

Net asset value, end of period                              $            9.89       $           10.29       $           10.00
                                                              ================        ================       =================

Total return                                                          (1.10%)(b)                2.90% (b)               0.00% (b)

Ratios/Supplemental Data:
Net assets, end of period                                   $              10       $       2,394,297       $              10
Ratio of expenses to average net assets                                 1.33% (c)               1.33% (c)               0.00% (c)
Ratio of net investment income/(loss) to average net assets             0.00% (c)               1.69% (c)               0.00% (c)
Ratio of expenses to average net assets*                              424.48% (c)              13.69% (c)             326.97% (c)
Ratio of net investment income/(loss) to average net assets*        (424.48%) (c)            (10.67%) (c)           (326.97%) (c)


                                                               UltraBear          UltraOTC      Money Market
                                                                ProFund           ProFund         ProFund
                                                             ------------     --------------    ------------
                                                              December 23,       December 2,     November 17,
                                                                 1997 to           1997 to         1997 to
                                                              December 31,       December 31,    December 31,
                                                                1997 (a)           1997 (a)        1997 (a)
                                                             ------------     --------------    ------------
Net asset value, beginning of period                        $       10.00    $         10.00   $        1.00
                                                             ------------     --------------    ------------

Income from investment operations:
      Net investment income/(loss)                                   ---                ---              ---
      Net realized and unrealized gain/(loss) on
             investments                                            0.35              (1.64)             ---
                                                             ------------     --------------    ------------
      Total from investment operations                              0.35              (1.64)             ---
                                                             ------------     --------------    ------------

Distributions to shareholders from:
      Net investment income                                          ---                ---             ---
      Net realized gain on investments                               ---                ---             ---
                                                             ------------     --------------    ------------
      Total distributions to shareholders                            ---                ---             ---
                                                             ------------     --------------    ------------
Net asset value, end of period                              $      10.35     $         8.36    $       1.00
                                                             ============     ==============    ============

Total return                                                       3.50% (b)       (16.40%) (b)       0.21% (b)


Ratios/Supplemental Data:
Net assets, end of period                                   $         10     $     663,984     $      2,510
Ratio of expenses to average net assets                            1.33% (c)         1.75% (c)        1.83% (c),(d)
Ratio of net investment income/(loss) to average net assets        0.00% (c)       (0.06%) (c)        2.53% (c)
Ratio of expenses to average net assets*                          33.39% (c)        23.42% (c)       10.52% (c),(d)
Ratio of net investment income/(loss) to average net assets*    (33.39%) (c)      (21.73%) (c)      (6.16%) (c)

--------------------------------------------------------------------------------
      * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
    (a) Period from commencement of operations.
    (b) Not annualized.
    (c) Annualized.
    (d) The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.

              See accompanying notes to the financial statements.

ProFunds
Notes to Financial Statements
December 31, 1997



1)   Organization

ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of six separately managed series: Bull ProFund, UltraBull ProFund, Bear ProFund, UltraBear ProFund, UltraOTC ProFund, and Money Market ProFund (individually, a "ProFund"). Each ProFund offers two classes of shares: the Service Shares and the Investor Shares.

The investment objectives of the ProFunds are as follows:

The Bull ProFund and the UltraBull ProFund. The Bull ProFund's investment objective is to provide investment returns that correspond to the performance of the S&P 500 Index. The UltraBull ProFund's investment objective is to provide investment returns that correspond to 200% of the performance of the S&P 500 Index. The UltraBull ProFund should gain more than the Bull ProFund when the prices of the securities in the S&P 500 Index rise and lose more when such prices decline.

The Bear ProFund and the UltraBear ProFund. The Bear ProFund's investment objective is to provide investment results that will inversely correlate to the performance of the S&P 500 Index. The UltraBear ProFund's investment objective is to provide investment results that will inversely correlate to 200% of the performance of the S&P 500 Index.

If the Bear ProFund is successful in meeting its objective, the net asset value of Bear ProFund shares will increase in direct proportion to any decrease in the level of the S&P 500 Index. Conversely, the net asset value of Bear ProFund shares will decrease in direct proportion to any increases in the level of the S&P 500 Index. The percentage change of net asset value of shares of the UltraBear ProFund should increase or decrease approximately twice as much as does that of the Bear ProFund on any given day.

The UltraOTC ProFund. The investment objective of the UltraOTC ProFund is to provide investment results that correspond to 200% of the performance of the NASDAQ 100 Index. The NASDAQ 100 Index includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of The NASDAQ Stock Market.

The Money Market ProFund. The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. To achieve its objective, the Money Market ProFund invests all of its investable assets in the Cash Management Portfolio ("Portfolio"), which has the same investment objective as the Money Market ProFund.

The performance of the Money Market ProFund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Money Market ProFund's financial statements.

2)   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each ProFund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

a)   Investment Valuation

The securities, except as otherwise noted, in the portfolio of a non-money market ProFund that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

Puts, calls and futures contracts purchased and held by the ProFunds are valued at the close of the securities or commodities exchanges on which they are traded. Options on securities and indices purchased by a ProFund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the OTC market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges. The value of a futures contract purchased by the ProFunds will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by the ProFunds will be either the closing price or the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued.

Valuation of securities held by the Portfolio is discussed in Note 1 of the notes to financial statements of the Portfolio which are included elsewhere in this report.

b)   Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor and, with respect to the Portfolio, Bankers Trust, will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

The ProFunds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

c)   Federal Income Tax

Each of the ProFunds intends to elect to be treated to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability.

d)   Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

e)   Dividends, Distributions and Expenses

The ProFunds, other than the Money Market ProFund, will distribute net investment income and net realized gains, if any, will be declared and distributed at least once a year. Each ProFund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

The Money Market ProFund ordinarily (i) declares dividends of net investment income (and net short-term capital gains, if any) for shares of the Money Market ProFund on a daily basis and (ii) distributes such dividends to shareholders of the Money Market ProFund on a monthly basis. Net realized capital gains will be distributed annually.

All income dividends and capital gains distributions of each ProFund automatically will be reinvested in additional shares of the ProFund at the net asset value calculated on the ex-dividend date, unless an investor has requested otherwise in writing.

f)   Capital Accounts

The Trust follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss in such a manner as to approximate amounts available for future distributions to shareholders, if any.

g)    Short Sales

When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

h)    Options

When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received with the option was sold).

i)    Futures Contracts

The Trust may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

j)    Risks of Futures Contracts and Options

Futures contracts and written options involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each ProFund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

k)    Organization Costs

Costs incurred by the Trust in connection with its organization have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which each ProFund commenced its investment activities.

3)  Shares of Beneficial Interest

On December 31, 1997 there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows for the period ended December 31, 1997.

                                                 Bull ProFund
                                                 ------------

                                            Shares            Amount
                                            ------            ------

Investor Shares Sold                         9,966           $ 99,886
Investor Shares Redeemed                    (5,287)           (53,129)
                                            ------           --------
  Net Increase                               4,679             46,757
                                            ======           ========

Service Shares Sold                              1           $     10
Service Shares Redeemed                         --                 --
                                            ------           --------
  Net Increase                                   1                 10
                                            ======           ========

                                               UltraBull ProFund
                                               -----------------

                                           Shares            Amount
                                           ------            ------

Investor Shares Sold                     1,421,658        $14,533,688
Investor Shares Redeemed                  (834,362)        (8,590,224)
                                         ---------        -----------
  Net Increase                             587,296          5,943,464
                                         =========        ===========

Service Shares Sold                        282,999        $ 2,933,108
Service Shares Redeemed                    (50,396)          (497,580)
                                         ---------        -----------
Net Increase                               232,603          2,435,528
                                         =========        ===========

                                                Bear ProFund
                                                ------------

                                          Shares             Amount
                                          ------             ------

Investor Shares Sold                       251,584         $2,515,842
Investor Shares Redeemed                        --                 --
                                         ---------         ----------
  Net Increase                             251,584          2,515,842
                                         =========         ==========

Service Shares Sold                              1         $       10
Service Shares Redeemed                         --                 --
                                         ---------         ----------
  Net Increase                                   1                 10
                                         =========         ==========

                                             UltraBear ProFund
                                             -----------------

                                         Shares              Amount
                                         ------              ------

Investor Shares Sold                     480,602          $ 4,806,020
Investor Shares Redeemed                (480,600)          (4,975,752)
                                       ---------          -----------
  Net Increase (Decrease)                      2             (169,732)
                                       =========          ===========

Service Shares Sold                            1          $        10
Service Shares Redeemed                       --                   --
                                       ---------          -----------
  Net Increase                                 1                   10
                                       =========          ===========


                                              UltraOTC ProFund
                                              ----------------

                                        Shares              Amount
                                        ------              ------

Investor Shares Sold                    923,810          $ 9,080,432
Investor Shares Redeemed               (893,159)          (8,016,745)
                                      ---------          -----------
  Net Increase                           30,651            1,063,687
                                      =========          ===========

Service Shares Sold                      85,747          $   793,807
Service Shares Redeemed                  (6,319)             (52,172)
                                      ---------          -----------
  Net Increase                           79,428              741,635
                                      =========          ===========

                                           Money Market ProFund
                                           --------------------

                                        Shares              Amount
                                        ------              ------

Investor Shares Sold                   5,452,268         $ 5,452,268
Investor Shares Reinvested                 5,771               5,771
Investor Shares Redeemed              (5,171,075)         (5,171,075)
                                     -----------         -----------
  Net Increase                           286,964             286,964
                                     ===========         ===========
Service Shares Sold                        2,511         $     2,511
Service Shares Redeemed                       --                  --
                                     -----------         -----------
  Net Increase                             2,511               2,511
                                     ===========         ===========

4) Investment Advisory Fees, Administration Fees and Other Related Party Transactions

The non-money market ProFunds have entered into an Investment Advisory Agreement with ProFunds Advisors LLC (the "Advisor"). Under this agreement, dated October 28, 1997, the non-money market ProFunds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund, of 0.75%. ProFunds Advisors LLC voluntarily waived its advisory fee for the period ended December 31, 1997.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds. For its services as Administrator, each ProFund pays BISYS an annual fee ranging from 0.15% of average daily nets assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over. BISYS Fund Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds, BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters. BISYS Fund Services voluntarily waived its administration fee, fund accounting and transfer agent fees for the period ended December 31, 1997.

ProFunds Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund will pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFunds Advisors LLC may receive up to 0.35% of the Money Market ProFund's average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund. ProFunds Advisors LLC voluntarily waived its management service fee for the period ended December 31, 1997.

Each ProFund has adopted a Shareholder Services Plan (the "Plan") and related agreement ("Shareholder Services Agreement"). The Plan provides that each ProFund will make payments to Authorized Firms in amount up to 1.00% (on an annual basis) of the average net assets of such ProFund's Service class of shares attributable to or held in the name of an Authorized Firm for its clients. The Plan provides that the fee will be paid to registered investment advisors, banks, trust companies and other financial organizations for providing account administration and other services to their clients who are beneficial owners of such shares. Each ProFund has adopted a shareholder service plan and are voluntarily waiving the shareholder service fees, except for the Money Market ProFund, for the period ended December 31, 1997.

Certain Trustees of the Trust are Officers of ProFunds Advisors LLC.

Waivers and reimbursements are detailed as follows:

                             Investment                  Shareholder   Management   Fund          Transfer
                             Advisor        Admin        Servicing     Service      Accounting    Agent
                             Waiver         Waiver       Waiver        Waiver       Waiver        Waiver
                             ---------------------------------------------------------------------------
Bull ProFund                   $28            $6          $--             $6          $1          $2,083
UltraBull ProFund            1,609           322          773            322          65           2,083
Bear ProFund                    52            10           --             10           2              --
UltraBear ProFund              615           123           --            123          24             625
UltraOTC ProFund               751           150          379            150          29           2,083
Money Market ProFund            --           422           --            984          --           3,124

The Advisor has voluntarily agreed to reimburse the ProFunds for expenses incurred to maintain competitive expense ratios of the ProFunds. The total reimbursement payable to the ProFunds is $120,524 as of December, 31, 1997.

The Advisor and Administrator paid registration and filing fees on behalf of the ProFunds prior to commencement of operations. The ProFunds have a payable to the Advisor and Administrator in the amounts of $126,500 and $13,630, respectively, at December 31, 1997.

For the period ended December 31, 1997, the ProFunds incurred legal charges for organization costs totaling $75,000 which were earned by an Officer of the Trust. Certain officers of the Trust are "affiliated persons" of BISYS and of ProFunds Advisors LLC.

5)  Federal Income Tax Information (Unaudited)

During the period ended December 31, 1997 the following ProFunds made equalization payments as long-term capital gain distributions in the following amounts:

         Fund               Amount
         ----               ------

         Ultra Bull        $  19,886
         Ultra Bear          100,440

Capital losses incurred within the Funds' fiscal year, but after October 31, 1997 are deemed to arise on the first business day of the following fiscal year for tax purposes. The following ProFunds have incurred and will elect to defer capital losses as follows:

         Fund                       Capital Loss Deferred
         ----                       ---------------------

         Bull ProFund                     $    591
         OTC ProFund                       886,806
         Money Market ProFund                    3

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders
of ProFunds

We have audited the accompanying statements of assets and liabilities of ProFunds (comprising, respectively, the Bull ProFund, UltraBull ProFund, Bear ProFund, UltraBear ProFund, UltraOTC ProFund, and Money Market ProFund), including the schedules of portfolio investments, as of December 31, 1997, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of ProFunds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ProFunds as of December 31, 1997, and the results of their operations, the changes in their net assets and their financial highlights for the period then ended in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


Columbus, Ohio
February 25, 1998

--------------------------------------------------------------------------------
Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997
--------------------------------------------------------------------------------

Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
              CERTIFICATE OF DEPOSIT - 0.62%
$25,000,000   J.P. Morgan, 5.80%, 6/22/98
  (Amortized Cost $25,000,000)................................$   25,000,000
                                                              --------------

              COMMERCIAL PAPER - 42.92%*
              Abbey National:
 25,000,000    5.495%, 3/31/98................................    24,660,378
  9,000,000    5.55%, 4/27/98.................................     8,839,050

 25,500,000   Alcatel Alsthom,
               6.10%, 1/06/98.................................    25,478,396

              Asset Securitization Cooperative Corp.:
 31,000,000    5.62%, 1/15/98.................................    30,932,248
 33,000,000    5.61%, 1/29/98.................................    32,856,010
 10,000,000    5.88%, 1/29/98.................................     9,954,267
 25,000,000    5.74%, 2/13/98.................................    24,828,597
 30,000,000    5.705%, 2/25/98................................    29,738,521
 20,000,000    5.69%, 2/26/98.................................    19,822,978

 20,000,000   Australia Wheat Board,
               5.72%, 3/04/98.................................    19,802,978

 15,000,000   BBL North America,
               5.75%, 3/10/98.................................    14,837,083

              BTR Dunlop:
 10,000,000    5.69%, 2/17/98.................................     9,925,714
 10,000,000    5.68%, 2/26/98.................................     9,911,644

 45,000,000   Bank of Austria,
               5.72%, 3/17/98.................................    44,463,750

              Bank of Nova Scotia:
 10,000,000    5.667%, 2/17/98................................     9,926,014
 25,000,000    5.727%, 3/02/98................................    24,761,375

 30,000,000   Bayer Corp.,
               5.78%, 2/18/98.................................    29,768,800

 27,000,000   Bell Network,
               5.88%, 1/29/98.................................    26,876,520

 23,000,000   CAFCO,
               5.75%, 2/13/98.................................    22,842,035

 14,000,000   Caterpillar Financial,
               5.52%, 1/21/98.................................    13,957,067

              Commonwealth Bank of Australia:
 12,000,000    5.54%, 4/30/98.................................    11,780,247
 10,000,000    5.56%, 4/30/98.................................     9,816,211

 10,000,000   Credit Suisse,
               5.72%, 3/12/98.................................     9,888,778

              Daimler Benz:
 28,000,000    5.73%, 2/27/98.................................    27,745,970
 15,000,000    5.72%, 3/24/98.................................    14,804,567

              Delaware Funding Corp.:
 15,770,000    5.52%, 1/12/98.................................    15,743,401
 12,600,000    5.95%, 1/15/98.................................    12,570,845
 25,000,000    5.95%, 1/16/98.................................    24,938,021
 10,000,000    5.72%, 1/28/98.................................     9,957,100
 16,219,000    5.85%, 1/30/98.................................    16,142,568
 22,511,000    5.85%, 2/12/98.................................    22,357,362

 60,000,000   Ford Motor Credit,
               5.60%, 1/16/98.................................    59,860,000

              General Electric Capital Corp.:
 25,000,000    5.57%, 1/23/98.................................    24,914,903
  5,000,000    5.54%, 1/30/98.................................     4,977,686
 25,000,000    5.61%, 2/06/98.................................    24,859,750
 20,000,000    5.70%, 2/18/98.................................    19,848,000
 10,000,000    5.73%, 2/27/98.................................     9,909,275
 25,000,000    5.71%, 4/17/98.................................    24,579,681
 10,000,000    5.57%, 5/05/98.................................    9,808,144

              Goldman Sachs:
 10,000,000    5.60%, 1/20/98.................................     9,970,444
 59,500,000    5.85%, 1/30/98.................................    59,219,606
 21,000,000    5.72%, 3/16/98.................................    20,753,087

  4,000,000   Hitachi America,
               5.57%, 4/10/98.................................     3,938,730

 20,000,000   Kingdom of Sweden,
               5.52%, 3/16/98.................................    19,773,067

 25,000,000   Kreditbank,
               5.53%, 1/22/98.................................    24,919,354

 10,000,000   MCI Communications,
               5.55%, 1/15/98.................................     9,978,417

 13,000,000   Manitoba Hydro Electric,
               5.68%, 4/16/98.................................    12,784,633

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997
--------------------------------------------------------------------------------

Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
              Merrill Lynch & Co.:
$25,000,000    5.52%, 1/15/98.................................$   24,946,333
 28,000,000    5.57%, 1/16/98.................................    27,935,017
 15,000,000    5.62%, 1/21/98.................................    14,953,167
 20,000,000    5.61%, 1/30/98.................................    19,909,617
 15,000,000    5.60%, 2/11/98.................................    14,904,333
  8,000,000    5.71%, 2/25/98.................................     7,930,211
 30,000,000    5.75%, 3/13/98.................................    29,659,792
 10,000,000    5.57%, 5/05/98.................................     9,808,144

              Morgan Guaranty,
 40,000,000    5.69%, 4/15/98.................................    39,342,489

              Morgan Stanley Group Inc.:
 10,000,000    5.90%, 1/28/98.................................     9,955,750
 28,000,000    5.75%, 2/18/98.................................    27,785,333
 35,000,000    5.70%, 2/23/98.................................    34,706,292

 60,000,000   Motorola,
               5.65%, 2/04/98.................................    59,679,833

  4,500,000   National Australia Funding,
               5.55%, 1/09/98.................................     4,494,450

              National Rural Utility Cooperative
               Financial Corp.:
 10,000,000    5.53%, 2/06/98.................................     9,944,700
 10,000,000    5.692%, 4/21/98................................     9,826,078

 18,000,000   Norwest,
               5.72%, 2/27/98.................................    17,836,980

 15,000,000   Pacific Dunlop Holdings,
               6.15%, 1/07/98.................................    14,984,625

 28,000,000   Panasonic Finance,
               6.07%, 1/21/98.................................    27,905,578

 25,000,000   Province of Quebec,
               5.57%, 3/05/98.................................    24,756,312

              Rabobank:
 10,000,000    5.56%, 1/29/98.................................     9,956,756
 25,000,000    5.54%, 4/30/98.................................    24,542,181

              Receivables Capital Corp.:
  5,000,000    5.92%, 1/05/98.................................     4,996,711
 22,000,000    5.93%, 1/30/98.................................    21,894,907
 17,000,000    5.96%, 1/30/98.................................    16,918,381
 10,000,000    5.79%, 2/10/98.................................     9,935,667
 10,000,000    5.74%, 2/18/98.................................     9,923,467
 27,401,000    5.76%, 2/20/98.................................    27,181,792
 40,000,000    5.77%, 2/20/98.................................    39,679,444
 14,000,000    5.813%, 2/25/98................................    13,875,666

 50,000,000   SBC Communications, Inc.,
               6.70%, 1/02/98.................................$   49,990,694

 11,500,000   Schering Plough,
               5.70%, 4/21/98.................................    11,299,708

 60,000,000   Smith Barney Shearson,
               5.62%, 2/17/98.................................    59,559,767

              Sony Capital Corp.:
 10,000,000    5.88%, 1/30/98.................................     9,952,633
 18,000,000    5.90%, 2/12/98.................................    17,876,100
 15,000,000    5.93%, 2/23/98.................................    14,869,046

 10,000,000   Westpac Capital Corp.,
               5.73%, 3/09/98.................................     9,893,358
                                                              --------------

Total Commercial Paper
  (Amortized Cost $1,733,634,584)............................. 1,733,634,584
                                                              --------------

              COMMERCIAL PAPER
              (INTEREST BEARING) - 1.24%
 50,000,000   General Electric Capital Corp.,
               6.002%, 1/02/98
  (Amortized Cost $50,000,000)................................    50,000,000
                                                              --------------

              EURODOLLAR CERTIFICATES OF
              DEPOSIT - 8.98%
              Abbey National:
 20,000,000    5.76%, 2/17/98.................................    19,999,671
 33,000,000    5.77%, 2/27/98.................................    32,996,828

 20,000,000   Australia and New Zealand Bank,
               5.75%, 2/17/98.................................    20,000,392

              Banco Bilbao Vizcaya:
 20,000,000    5.80%, 1/14/98.................................    20,000,188
  4,000,000    5.65%, 1/20/98.................................     4,000,021
 15,000,000    5.81%, 3/16/98.................................    15,000,304

 23,000,000   Banco Santander,
               5.79%, 1/20/98.................................    23,000,240

 21,000,000   Bank of Tokyo-Mitsubishi,
               5.80%, 1/26/98.................................    21,000,037

 35,000,000   Banque Nationale de Paris,
               5.82%, 3/05/98.................................    35,000,604

              Barclays Bank:
 20,000,000    5.60%, 1/07/98.................................    19,999,848
 50,000,000    5.66%, 2/12/98.................................    50,000,000

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997
--------------------------------------------------------------------------------

Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
$10,000,000   Bayerische Landesbank,
               5.66%, 1/29/98.................................$    9,998,251

 11,000,000   Bayerische Vereinbank,
               5.67%, 2/23/98.................................    10,999,986

 15,000,000   Credit Anstaldt,
               5.66%, 1/07/98.................................    15,000,109

              International Nederlander Funding:
  9,000,000    5.64%, 1/14/98.................................     8,999,968
 11,000,000    5.65%, 1/16/98.................................    11,000,022

 15,000,000   J.P. Morgan,
               5.80%, 6/17/98.................................    15,005,466

  8,000,000   Rabobank,
               5.675%, 2/12/98................................     7,999,125

              Svenska Handelbanken:
 10,000,000    5.62%, 1/09/98.................................     9,999,924
 13,000,000    5.82%, 3/17/98.................................    12,999,874
                                                              --------------

Total Eurodollar Certificates of Deposit
  (Amortized Cost $363,000,858)...............................   363,000,858
                                                              --------------

              EURODOLLAR TIME DEPOSIT - 12.58%
 70,000,000   Banco Santander,
               5.70%, 1/29/98.................................    70,000,000

 25,000,000   Bank of America,
               5.67%, 1/29/98.................................    25,000,000

100,000,000   Bank of Nova Scotia,
               7.00%, 1/02/98.................................   100,000,000

              Bank of Tokyo-Mitsubishi:
 20,000,000    5.75%, 1/05/98.................................    20,000,000
 10,000,000    5.75%, 1/16/98.................................    10,000,000

 35,000,000   Canadian Imperial Bank,
               6.75%, 1/02/98.................................    35,000,000

 25,000,000   Den Danske,
               5.73%, 1/27/98.................................    25,000,000

              International Nederlanden:
 40,000,000    5.70%, 1/02/98.................................    40,000,000
 20,000,000    5.68%, 1/14/98.................................    20,000,000
 25,000,000    5.75%, 1/26/98.................................    25,000,000

 30,000,000   National Australia,
               5.84%, 3/04/98.................................    30,000,000

 25,000,000   Nordeutsche Landesbank,
               5.781%, 3/27/98................................    25,000,000

 35,000,000   Royal Bank of Scotland,
               5.687%, 2/12/98................................    35,000,000

 23,031,762   Suntrust Bank,
               5.00%, 1/02/98.................................    23,031,762

 25,000,000   Svenska Handelbanken,
               5.687%, 1/30/98................................    25,000,000
                                                              --------------

Total Eurodollar Time Deposits
  (Amortized Cost $508,031,762)...............................   508,031,762
                                                              --------------

              FLOATING RATE NOTES - 11.48%
              American Express Centurion Bank:
               Monthly Variable Rate,
 20,000,000    5.97%, 03/06/98................................    20,000,000
 20,000,000    5.928%, 9/25/98................................    20,000,000

 25,000,000   Associates Corp.:
               Quarterly Variable Rate,
               5.55%, 1/04/99.................................    24,987,796

 11,000,000   Bank of America:
               Quarterly Variable Rate,
               6.10%, 6/30/98.................................    10,995,420

 50,000,000   Bayerische Landesbank:
               Monthly Variable Rate,
               5.838%, 6/26/98................................    49,981,243

  8,000,000   Bear Stearns Co.:
               Monthly Variable Rate,
               6.118%, 4/28/98................................     8,004,019

  5,000,000   Chase Manhattan Bank:
               Quarterly Variable Rate,
               5.877%, 11/10/98...............................     5,007,561

 35,000,000   Comerica:
               Monthly Variable Rate,
               5.90%, 2/05/98.................................    34,997,730

 20,000,000   Corestates Bank:
               Monthly Variable Rate,
               5.96%, 2/02/98.................................    20,000,000

 20,000,000   General Electric Capital Corporation:
               Quarterly Variable Rate,
               5.82%, 1/23/98.................................    20,000,000

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997
--------------------------------------------------------------------------------

Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
$40,000,000   Key Bank:
               Monthly Variable Rate,
               5.854%, 3/19/98................................$   39,993,801

              Mellon Bank:
               Quarterly Variable Rate,
 10,000,000    5.846%, 6/16/98................................    10,000,000
 15,000,000    5.795%, 11/17/98...............................    15,000,000

 25,000,000   Merrill Lynch & Co.:
               Monthly Variable Rate,
               5.98%, 2/06/98.................................    24,999,517

              Morgan Stanley:
               Quarterly Variable Rate,
 40,000,000    5.96%, 1/30/98.................................    40,000,000
 10,000,000    5.825%, 5/18/98................................    10,000,000

 15,000,000   National City Cleveland:
               Monthly Variable Rate,
               5.85%, 2/18/98.................................    14,998,571

              PNC Bank:
               Monthly Variable Rate,
 40,000,000    5.878%, 1/09/98................................    39,999,486
 20,000,000    5.868%, 5/27/98................................    19,995,331

 10,000,000   Societe Generale:
               Quarterly Variable Rate,
               6.17%, 6/11/98.................................     9,998,602

 25,000,000   Student Loan Marketing Association:
               Weekly Variable Rate,
               5.619%, 9/28/98................................    24,998,152
                                                              --------------

Total Floating Rate Notes
  (Amortized Cost $463,957,229)...............................   463,957,229
                                                              --------------

              REPURCHASE AGREEMENTS - 6.19%
150,000,000   Tri-Party Repurchase Agreement
               with Chase Manhattan Bank
               Corp., Dated 12/31/97, Daily
               Variable Rate, Principal amount
               of $150,000,000, Interest
               amount varies dependent on
               rate, Due 1/07/98,
               (Collateralized by FNMA, Par
               Value of $159,343,563, Coupon
               rates of 6.00% to 9.50%, Due
               from 1/01/98 to 9/01/27,
               Value of $153,000,279).........................   150,000,000

$100,000,000   Tri-Party Repurchase Agreement
               with Goldman Sachs & Co.,
               Dated 12/31/97, 6.80%,
               Principal & Interest in the
               amount of $100,037,778,
               Due 1/02/98,
               (Collateralized by FGLMC,
               Par Value of $159,831,991,
               Coupon rates of 6.00% to
               8.50%, Due from 2/01/00 to
               12/01/27,
               Value of $102,000,000).........................$  100,000,000
                                                              --------------

Total Repurchase Agreements
  (Amortized Cost $250,000,000)...............................   250,000,000
                                                              --------------

              U.S. TREASURY AGENCY NOTES - 0.25%
 10,000,000   U.S. Treasury Note,
               6.125%, 8/31/98
  (Amortized Cost $10,030,010)................................    10,030,010
                                                              --------------

              YANKEE CERTIFICATES OF DEPOSIT - 16.46%
 35,000,000   ABN Amro Bank,
               5.68%, 2/02/98.................................    35,000,506

 25,000,000   Bank of Scotland,
               5.77%, 2/23/98.................................    25,000,000

 30,000,000   Bank of Tokyo-Mitsubishi,
               6.23%, 4/02/98.................................    30,000,000

 25,000,000   Bayerische Hypotheka,
               5.77%, 2/20/98.................................    25,000,000

 15,000,000   Canadian Imperial Bank of Commerce,
               5.79%, 4/22/98.................................    15,000,000

              Commerz Bank:
 43,000,000    5.59%, 1/07/98.................................    43,000,000
  6,000,000    5.63%, 1/14/98.................................     6,000,000

              Dresdner Bank:
 50,000,000    6.125%, 1/06/98................................    50,000,000
 10,000,000    5.93%, 4/09/98.................................    10,002,739

              J.P. Morgan:
  2,000,000    5.92%, 3/19/98.................................     2,000,264
 11,000,000    5.94%, 3/20/98.................................    11,001,943

              National Westminster Bank:
 25,000,000    5.69%, 1/23/98.................................    25,000,000
 10,000,000    5.77%, 3/03/98.................................     9,997,661

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997
--------------------------------------------------------------------------------

Principal
 Amount               Description                                    Value
 ------               -----------                                    -----

$14,000,000   Rabobank,
                5.97%, 3/20/98................................$    13,996,148

              Sanwa Bank:
 21,000,000     5.755%, 1/22/98...............................     21,000,060
 10,000,000     5.76%, 1/22/98................................     10,000,057

              Societe Generale:
 35,000,000     5.78%, 2/27/98................................     35,000,000
 40,000,000     5.80%, 3/09/98................................     40,000,000
  4,000,000     5.97%, 3/18/98................................      4,001,147
 25,000,000     5.81%, 6/16/98................................     25,001,120



Principal
 Amount               Description                                    Value
 ------               -----------                                    -----

              Swiss Bank Corp.:
$49,000,000     5.64%, 1/14/98................................$    49,000,000
 20,000,000     5.76%, 2/20/98................................     20,000,000
 50,000,000     5.76%, 2/25/98................................     50,000,000
  5,000,000     5.73%, 3/17/98................................      5,000,360

              Westdeutsche Landesbank:
 30,000,000     6.25%, 1/09/98................................     30,000,000
 75,000,000     5.67%, 2/06/98................................     75,000,000
                                                               --------------

Total Yankee Certificates of Deposit
  (Amortized Cost $665,002,005)...............................    665,002,005
                                                               --------------

Total Investments
  (Amortized Cost $4,068,656,448)................... 100.72%   $4,068,656,448
Liabilities in Excess of Other Assets...............  (0.72)%     (28,931,473)
                                                     --------  --------------
Net Assets.......................................... 100.00%   $4,039,724,975
                                                     ========  ==============

----------
* Interest rates for commercial paper represent discount rates at the time of purchase.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Assets and Liabilities December 31, 1997
--------------------------------------------------------------------------------


Assets
   Investments, at Value......................................... $ 4,068,656,448
   Interest Receivable...........................................      16,411,303
   Prepaid Expenses and Other....................................         461,532
                                                                  ---------------
Total Assets.....................................................   4,085,529,283
                                                                  ---------------
Liabilities
   Due to Bankers Trust..........................................         708,486
   Payable for Securities Purchased..............................      45,051,382
   Accrued Expenses and Other....................................          44,440
                                                                  ---------------
Total Liabilities................................................      45,804,308
                                                                  ---------------
Net Assets....................................................... $ 4,039,724,975
                                                                  ===============
Composition of Net Assets
   Paid-in Capital............................................... $ 4,039,724,975
                                                                  ---------------
Net Assets, December 31, 1997.................................... $ 4,039,724,975
                                                                  ===============

--------------------------------------------------------------------------------


Statement of Operations For the year ended December 31, 1997
--------------------------------------------------------------------------------


Investment Income
   Interest...................................................... $   244,875,536
                                                                  ---------------
Expenses
   Advisory Fees.................................................       6,544,181
   Administration and Services Fees..............................       2,181,394
   Professional Fees.............................................          31,250
   Trustees Fees.................................................           2,100
   Miscellaneous.................................................          34,622
                                                                  ---------------
   Total Expenses................................................       8,793,547
   Less:  Expenses Absorbed by Bankers Trust.....................        (940,530)
                                                                  ---------------
      Net Expenses...............................................       7,853,017
                                                                  ---------------
Net Investment Income............................................     237,022,519
                                                                  ---------------
Net Realized Loss from Investment Transactions...................         (41,207)
                                                                  ---------------
Net Increase in Net Assets from Operations....................... $   236,981,312
                                                                  ===============

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 For the              For the
                                                                               year ended           year ended
                                                                            December 31, 1997    December 31, 1996
                                                                            -----------------    -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income.................................................    $  237,022,519      $   173,497,388
   Net Realized Gain (Loss) from Investment Transactions.................           (41,207)             102,443
                                                                             --------------      ---------------
Net Increase in Net Assets from Operations...............................       236,981,312          173,599,831
                                                                             --------------      ---------------
Capital Transactions
   Proceeds from Capital Invested........................................    25,687,643,529       20,303,004,962
   Value of Capital Withdrawn............................................   (25,146,809,558)     (19,831,740,806)
                                                                             --------------      ---------------
Net Increase in Net Assets from Capital Transactions.....................       540,833,971          471,264,156
                                                                             --------------      ---------------
Contribution of Capital
   Proceeds Contributed..................................................                --            1,113,488
                                                                             --------------      ---------------
Total Increase in Net Assets.............................................       777,815,283          645,977,475
Net Assets
Beginning of Year........................................................     3,261,909,692        2,615,932,217
                                                                             --------------      ---------------
End of Year..............................................................    $4,039,724,975      $ 3,261,909,692
                                                                             ==============      ===============

--------------------------------------------------------------------------------


Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the years indicated for the Cash Management Portfolio.


                                                                    For the years ended December 31,
                                                     -----------------------------------------------------------
                                                       1997         1996         1995          1994        1993
                                                       ----         ----         ----          ----        ----
Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted)...........$4,039,725   $3,261,910   $2,615,932   $2,735,025   $1,930,075
   Ratios to Average Net Assets:
      Net Investment Income.........................     5.43%        5.27%        5.77%         4.24%       3.06%
      Expenses......................................     0.18%        0.18%        0.18%         0.18%       0.20%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust..     0.02%        0.02%        0.02%         0.02%       0.00%+

----------
+  Less than 0.01%.


                      See Notes to Financial Statements

--------------------------------------------------------------------------------
Cash Management Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A.  Organization
The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance to Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $2,181,394.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $6,544,181.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
0.18 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $940,530.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994 reflects the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc., distributor of BT Institutional Funds. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similary, none of the Portfolio's officers received compensation from the Portfolio.

--------------------------------------------------------------------------------
Cash Management Portfolio

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the Cash
Management Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Cash Management Portfolio as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                    Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

Investment Advisor
------------------
  All Non-Money Market ProFunds
    Profunds Advisors LLC
    7900 Wisconsin Avenue, Suite 300
    Bethesda, Maryland 20814

  Money Market ProFund
    Bankers Trust Company
    130 Liberty Street
    New York, NY  10006

Administrator, Transfer Agent, Fund Accounting Agent
----------------------------------------------------
  BISYS Fund Services
  3435 Stelzer Road
  Columbus, Ohio  43219-3035

Fund Counsel
------------
  Dechert Price & Rhoads
  1775 Eye Street, N.W.
  Washington, D.C. 20006

Independent Auditors
--------------------
  Coopers & Lybrand LLP
  100 East Broad Street,
  Suite 2100
  Columbus, Ohio 43215-3671

Custodian
---------
  UMB Bank, N.A.
  928 Grand Avenue
  Kansas City, Missouri  64141

Distributor
-----------
  Concord Financial Group. Inc.
  3435 Stelzer Road
  Columbus, Ohio 43219-3035

This report is submitted for the general information of the shareholders of The ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.